Shareholders’ Loans, Loans Payable and Debt Conversion (Details Narrative)						12 Months Ended
	Nov. 18, 2018 CAD ($)	May 26, 2017	Feb. 29, 2016 CAD ($) Number	Feb. 02, 2016	Nov. 18, 2015 CAD ($) shares	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Reserve Quantities [Line Items]
Shareholders' loans payable						$ 79,910	$ 0
Fair value of unit			$ 1,220,709
Value of allocated common share			638,295		$ 4,540,474
Loss on settlement of debt								$ 12,489,249
Value of converted debt			451,557
Number of unit converted			$ 150,519
Description of unit			Each unit was comprised of one (1) common share and one (1) common share purchase warrant.
Description of unit		common shares on the basis of one (1) new share for every ten (10) old shares	common shares on the basis of one (1) new share for every ten (10) old shares.	common shares on the basis of one (1) new share for every ten (10) old shares.		one (1) new share for every ten (10) old shares
Loss on extinguishment of debt			$ 769,152
Warrant [Member]
Reserve Quantities [Line Items]
Value of allocated common share			$ 582,414
Description of unit			Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $3.50 until March 1, 2019.
Debt Conversion Agreements [Member]
Reserve Quantities [Line Items]
Fair value of unit					6,896,800
Value of allocated common share					5,034,157
Loss on settlement of debt					6,896,800
Amount of converted loans and interest due					$ 899,660
Number of share issued | shares					680,068
Debt Conversion Agreements [Member] | Core Energy Enterprises Inc [Member]
Reserve Quantities [Line Items]
Loss on settlement of debt					$ 1,468,190
Number of share issued | shares					274,243
Value of converted debt					$ 362,793
Value of increase of common share					$ 1,830,983
Debt Conversion Agreements [Member] | Warrant [Member]
Reserve Quantities [Line Items]
Value of allocated common share	$ 1,862,643
Asset Purchase And Debt Settlement Agreement [Member]
Reserve Quantities [Line Items]
Amount of converted loans and interest due			$ 277,473
Percentage of net smelter return royalty			0.03%
Number of mining claim blocks | Number			8